State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114

September 28, 2026

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Prospectus and its Statement of Additional Information, each dated September 23, 2026, for the Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF do not differ from those contained in Post-Effective Amendment No. 131, filed electronically on September 23, 2026, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-3967 if you have any questions regarding this filing.

Sincerely,

/s/ Kristin Person
Kristin Person